CONDENSED CONSOLIDATED BALANCE SHEETS $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Current assets:
Cash	$ 16,177
Prepaid expenses and other current assets	734
Total current assets	16,911
Property and equipment, net	356
Operating lease right-of-use asset	323
Other assets	29
Total assets	17,619
Current liabilities:
Accounts payable	4,013
Accrued clinical trials expenses	5,641
Accrued compensation	1,020
Excise tax payable	569
Other accrued expenses	2,934
Total current liabilities	14,177
Operating lease liability	52
Warrant liability	2,172
Contingent consideration liability	74,505
Embedded forward purchase agreements and derivative liabilities	48,453
Total liabilities	139,359
Commitments and contingencies
AEON Biopharma, Inc. stockholders' deficit:
Class A common stock, $0.0001 par value; 500,000,000 and 207,450,050 shares authorized, 37,159,600 and 138,848,177 shares issued and 37,159,600 and 138,825,356 shares outstanding at September 30, 2023 and December 31, 2022, respectively	4
Additional paid-in capital	362,114
Subscription receivables	(60,710)
Accumulated deficit	(423,148)
Total AEON Biopharma, Inc. stockholders' deficit	(121,740)
Total stockholders' deficit	(121,740)
Total liabilities, convertible preferred stock and stockholders' deficit	$ 17,619
Financial Designation, Predecessor and Successor [Fixed List]	Successor